Capital Stock - Additional Information, Stock-based compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)						0	0	2,629,000
Stock option per share value (dollars per share)						$ 0	$ 0	$ 3.98
Non-Management Directors | Seapeak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						26,985	29,595	35,419
Non-Management Directors | Teekay Tankers and Seapeak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture						$ 0.7	$ 0.6	$ 0.7
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards						149,366	203,468	111,808
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)						3 years
Stock options granted (in shares)						0	0	2,620,582
Stock option, term (in years)						10 years
Stock Options | Teekay Tankers and Seapeak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)						0	0
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)			3 years
Stock options granted (in shares)			218,223
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 8.00
Stock option, term (in years)			10 years
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				58,843
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 8.00
Stock option, term (in years)					10 years
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards						355,944	986,314	831,118
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture						$ 1.4	$ 3.1	$ 3.3
Vesting period (in years)						3 years
Restricted Stock Units | Seapeak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	67,102	243,940	80,100
Restricted Stock Units | Teekay Tankers and Seapeak
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture	$ 2.8	$ 6.2	$ 2.0
Vesting period (in years)						3 years
Common Class A | Restricted Stock Units | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards	109,953	182,120	99,064
2007 LTIP [Member] | Common Class A | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period						16,772	13,125	19,918